Borrowings (Details) - Schedule of Movement of Shareholder Loans - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Shareholder Loans [Abstract]
Opening Shareholder Loan balance	$ 1,463,650	$ 1,292,450
Interest accrued prior to modification		193,735
Shareholder Loan balance at date of modification (January 3, 2023)		1,486,185
Balance derecognised upon modification		(1,486,185)
New Fair Value Shareholder Loan Balance post modification		1,263,504
Interest accrued post modification	459,350	200,146
Closing Shareholder Loan balance	$ 1,923,000	$ 1,463,650